Note 12 - Employee Benefits (Details) - Employee Stock Ownership Plan (ESOP) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Ownership Plan (ESOP) [Abstract]
Number of shares issued (in Shares)	14,618	28,634	32,765
Fair value of stock contributed	$ 351	$ 640	$ 617
Cash contributed	300	73	82
Total expense	$ 651	$ 713	$ 699